Service Concession Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about service concession arrangements [abstract]
Gas Complex Thermal Power Plant at Ilijan, Philippines
(iii)	The Company’s expected future collections of service concession arrangements as of December 31, 2021 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	51,596

Hydroelectric Power Generation at Semangka, Indonesia

(iii)	The Company’s expected future collections of service concession arrangements as of December 31, 2021 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	29,576
1 ~ 2 years		29,610
2 ~ 3 years		29,747
Over 3 years		542,683

	￦	631,616